Goodwill and Other Acquired Intangible Assets - Schedule of Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill
Balance at beginning of the period	$ 517,526
Balance at end of the period	724,603	$ 517,526
Operating Segments
Goodwill
Balance at beginning of the period	517,526	401,872
Goodwill acquired during the year	207,077	115,654
Balance at end of the period	724,603	517,526
Operating Segments | IBERIABANK
Goodwill
Balance at beginning of the period	489,183	373,905
Goodwill acquired during the year	207,077	115,278
Balance at end of the period	696,260	489,183
Operating Segments | IMC
Goodwill
Balance at beginning of the period	23,178	23,178
Goodwill acquired during the year	0	0
Balance at end of the period	23,178	23,178
Operating Segments | LTC
Goodwill
Balance at beginning of the period	5,165	4,789
Goodwill acquired during the year	0	376
Balance at end of the period	$ 5,165	$ 5,165